Equity-accounted investees - Narrative (Details)				12 Months Ended
	Nov. 19, 2019 vessel	Jun. 29, 2018 USD ($)	Mar. 29, 2018 USD ($)	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 17, 2018 USD ($)	Apr. 20, 2018 USD ($)	Mar. 31, 2018 USD ($)
Disclosure of joint ventures [line items]
Other borrowings (Note 16)				$ 1,744,859,000	$ 1,768,510,000	$ 898,720,000
Payments to acquire vessel				40,600,000
Commitments in relation to joint ventures				$ 0	$ 0	$ 0
Seven Seas Shipping Ltd.
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture				50.00%	50.00%	50.00%
Joint ventures
Disclosure of joint ventures [line items]
Other borrowings (Note 16)				$ 138,319,000	$ 184,513,000
Related party income, administrative services				18,222
Related party expenses, management fees				$ 40,050
Ridgebury Tankers And Clients Of Tufton Oceanic
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture				50.00%
Number of vessels acquired | vessel	1			2
Senior Secured Loans
Disclosure of joint ventures [line items]
Notional amount			$ 220,000,000.0				$ 200,000,000.0		$ 220,000,000.0
Other borrowings (Note 16)				$ 100,000,000	200,000,000
Senior Secured Loans | TI Asia Ltd And TI Africa Ltd
Disclosure of joint ventures [line items]
Notional amount			220,000,000.0
Borrowing costs recognised as expense			2,200,000.0
Other borrowings (Note 16)					$ 139,200,000
Term Loan | TI Asia Ltd And TI Africa Ltd
Disclosure of joint ventures [line items]
Notional amount			110,000,000.0
Revolving Loan | TI Asia Ltd And TI Africa Ltd
Disclosure of joint ventures [line items]
Notional amount			$ 110,000,000.0
Interest rate swaps
Disclosure of joint ventures [line items]
Notional amount				76,800,000				$ 86,800,000
Interest rate swaps | Joint ventures
Disclosure of joint ventures [line items]
Derivative notional amount		$ 208,800,000		$ 208,800,000
Percent ownership in derivative		50.00%		50.00%
Minimum | Interest rate swaps | Joint ventures
Disclosure of joint ventures [line items]
Remaining maturity				3 years